Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of class A ordinary shares subject to possible redemption - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Class AOrdinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds from Initial Public Offering		$ 345,000,000
Less:
Fair value of Public Warrants at issuance		(10,260,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption		(18,525,962)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount		28,785,962
Increase in redemption value of Class A ordinary shares subject to redemption	$ 3,710,256		$ 4,816,773
Class A ordinary shares subject to possible redemption		$ 345,000,000	$ 349,816,773